Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 83.4%
Security	Shares	Value
Aerospace & Defense — 2.7%
Airbus SE	12,791	$ 1,679,782
BAE Systems PLC	142,490	1,646,834
Boeing Co. (The)(1)	7,826	1,609,808
General Dynamics Corp.	14,408	2,941,825
L3Harris Technologies, Inc.	6,743	1,186,228
Lockheed Martin Corp.	5,159	2,290,648
MTU Aero Engines AG	11,994	2,774,613
Northrop Grumman Corp.	7,587	3,304,063
Raytheon Technologies Corp.	20,455	1,884,724
		$ 19,318,525
Air Freight & Logistics — 0.4%
FedEx Corp.	8,076	$ 1,760,406
United Parcel Service, Inc., Class B	5,551	927,017
		$ 2,687,423
Automobile Components — 0.4%
JTEKT Corp.	162,100	$ 1,346,348
Koito Manufacturing Co., Ltd.	72,700	1,362,902
		$ 2,709,250
Automobiles — 1.5%
Mercedes-Benz Group AG	48,342	$ 3,613,736
Tesla, Inc.(1)	28,440	5,799,769
Toyota Motor Corp.	115,300	1,570,594
		$ 10,984,099
Banks — 1.5%
Bank of America Corp.	78,553	$ 2,182,988
BNP Paribas S.A.	22,875	1,329,912
Chiba Bank, Ltd. (The)	216,000	1,347,648
Citigroup, Inc.	24,639	1,092,000
Commonwealth Bank of Australia	20,294	1,275,737
JPMorgan Chase & Co.	14,313	1,942,417
Wells Fargo & Co.	32,069	1,276,667
		$ 10,447,369
Beverages — 3.9%
Anheuser-Busch InBev S.A./NV	49,111	$ 2,619,825
Asahi Group Holdings, Ltd.	35,500	1,377,032
Brown-Forman Corp., Class B	22,113	1,365,920
Coca-Cola Co. (The)	73,774	4,401,357
Security	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	5,643	$ 1,371,080
Diageo PLC	54,565	2,268,403
Heineken NV	30,350	3,070,766
Keurig Dr Pepper, Inc.	37,576	1,169,365
Kirin Holdings Co., Ltd.	109,600	1,635,784
Monster Beverage Corp.(1)	28,206	1,653,436
PepsiCo, Inc.	20,199	3,683,288
Pernod Ricard S.A.	16,229	3,515,506
		$ 28,131,762
Biotechnology — 1.7%
AbbVie, Inc.	37,182	$ 5,129,629
Amgen, Inc.	6,887	1,519,616
Gilead Sciences, Inc.	14,614	1,124,401
Moderna, Inc.(1)	8,112	1,035,983
Regeneron Pharmaceuticals, Inc.(1)	2,028	1,491,716
Vertex Pharmaceuticals, Inc.(1)	6,247	2,021,342
		$ 12,322,687
Broadline Retail — 1.7%
Amazon.com, Inc.(1)	102,958	$ 12,414,676
		$ 12,414,676
Building Products — 0.2%
Daikin Industries, Ltd.	8,000	$ 1,518,069
		$ 1,518,069
Capital Markets — 0.6%
CME Group, Inc.	7,087	$ 1,266,801
Partners Group Holding AG	3,254	2,941,737
		$ 4,208,538
Chemicals — 2.5%
Akzo Nobel NV	14,153	$ 1,066,827
Arkema S.A.	14,645	1,279,233
BASF SE	22,436	1,067,015
EMS-Chemie Holding AG	3,263	2,529,820
Givaudan S.A.	546	1,799,606
Kaneka Corp.	52,100	1,393,780
Linde PLC	8,532	3,017,427
NOF Corp.	29,800	1,266,895
Novozymes A/S, Class B	25,857	1,249,688
Sika AG	6,721	1,839,007
Symrise AG	15,299	1,638,410
		$ 18,147,708

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	8,853	$ 1,433,478
		$ 1,433,478
Construction & Engineering — 0.6%
COMSYS Holdings Corp.	94,800	$ 1,838,928
Eiffage S.A.	12,726	1,359,045
Taisei Corp.	39,900	1,267,840
		$ 4,465,813
Consumer Finance — 0.5%
AEON Financial Service Co., Ltd.	155,700	$ 1,326,827
American Express Co.	12,901	2,045,583
		$ 3,372,410
Consumer Staples Distribution & Retail — 3.5%
Aeon Co., Ltd.	72,800	$ 1,439,811
Alimentation Couche-Tard, Inc.	35,989	1,742,583
Coles Group, Ltd.	129,085	1,508,405
Cosmos Pharmaceutical Corp.(2)	14,000	1,330,279
Costco Wholesale Corp.	6,680	3,417,221
Kroger Co. (The)	28,743	1,302,920
SAN-A Co., Ltd.	23,800	769,525
Seven & i Holdings Co., Ltd.	41,300	1,728,909
Sugi Holdings Co., Ltd.	33,000	1,369,493
Sysco Corp.	19,550	1,367,522
Walgreens Boots Alliance, Inc.	38,220	1,160,741
Walmart, Inc.	22,939	3,369,051
Weis Markets, Inc.	18,942	1,127,807
Woolworths Group, Ltd.(2)	65,870	1,606,839
Yaoko Co., Ltd.	32,800	1,629,337
		$ 24,870,443
Containers & Packaging — 0.5%
Silgan Holdings, Inc.	35,090	$ 1,578,699
Sonoco Products Co.	29,777	1,782,451
		$ 3,361,150
Electric Utilities — 3.2%
American Electric Power Co., Inc.	19,784	$ 1,644,446
Duke Energy Corp.	18,338	1,637,400
Enel SpA	589,511	3,710,384
Eversource Energy	16,446	1,138,557
Exelon Corp.	38,065	1,509,277
Hydro One, Ltd.(3)	110,992	3,163,374
Iberdrola S.A.	154,587	1,887,789
NextEra Energy, Inc.	46,079	3,384,963
Security	Shares	Value
Electric Utilities (continued)
PPL Corp.	46,590	$ 1,220,658
Southern Co. (The)	29,272	2,041,722
Xcel Energy, Inc.	20,797	1,357,836
		$ 22,696,406
Electrical Equipment — 0.3%
Eaton Corp. PLC	13,323	$ 2,343,516
		$ 2,343,516
Electronic Equipment, Instruments & Components — 0.7%
Azbil Corp.	49,200	$ 1,553,218
Hexagon AB, Class B	125,055	1,452,801
Keyence Corp.	2,400	1,163,467
Kyocera Corp.	17,600	998,452
		$ 5,167,938
Energy Equipment & Services — 0.1%
Tenaris S.A.	88,130	$ 1,094,012
		$ 1,094,012
Entertainment — 0.5%
Activision Blizzard, Inc.(1)	18,751	$ 1,503,830
CTS Eventim AG & Co. KGaA	31,019	2,092,012
		$ 3,595,842
Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	11,101	$ 3,564,309
Mastercard, Inc., Class A	2,700	985,554
ORIX Corp.	81,900	1,392,158
Visa, Inc., Class A	6,784	1,499,468
		$ 7,441,489
Food Products — 4.3%
Archer-Daniels-Midland Co.	18,533	$ 1,309,356
Barry Callebaut AG	1,436	2,906,383
Chocoladefabriken Lindt & Spruengli AG	23	2,783,373
Danone S.A.	50,935	3,014,787
Ezaki Glico Co., Ltd.	55,800	1,473,924
General Mills, Inc.	17,434	1,467,245
Hershey Co. (The)	6,159	1,599,492
House Foods Group, Inc.	70,500	1,655,027
Kagome Co., Ltd.	68,600	1,611,451
Kerry Group PLC, Class A	12,198	1,189,734
Kewpie Corp.(2)	83,900	1,338,509
MEIJI Holdings Co., Ltd.	39,600	888,608
Mondelez International, Inc., Class A	22,836	1,676,391

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Nestle S.A.	42,125	$ 4,993,338
Saputo, Inc.	55,589	1,438,148
Tate & Lyle PLC	169,517	1,659,689
		$ 31,005,455
Gas Utilities — 0.5%
Atmos Energy Corp.	31,563	$ 3,638,583
		$ 3,638,583
Ground Transportation — 1.0%
Canadian National Railway Co.	11,988	$ 1,351,664
Central Japan Railway Co.	9,100	1,106,823
CSX Corp.	34,321	1,052,625
Seino Holdings Co., Ltd.(2)	87,400	990,564
TFI International, Inc.	13,393	1,410,828
Union Pacific Corp.	4,711	906,962
		$ 6,819,466
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories	20,606	$ 2,101,812
Becton, Dickinson and Co.	7,156	1,730,034
Boston Scientific Corp.(1)	42,187	2,171,787
Cochlear, Ltd.(2)	10,509	1,663,178
Edwards Lifesciences Corp.(1)	23,112	1,946,724
EssilorLuxottica S.A.	14,353	2,599,373
Hoya Corp.	10,600	1,328,929
Intuitive Surgical, Inc.(1)	6,360	1,957,862
Medtronic PLC	54,366	4,499,330
Smith & Nephew PLC	104,856	1,570,975
Sonova Holding AG	9,735	2,500,197
Stryker Corp.	5,401	1,488,408
		$ 25,558,609
Health Care Providers & Services — 4.1%
AmerisourceBergen Corp.	14,703	$ 2,501,715
Cardinal Health, Inc.	45,032	3,706,134
Centene Corp.(1)	17,304	1,079,943
Cigna Group (The)	6,730	1,665,069
CVS Health Corp.	16,086	1,094,331
Elevance Health, Inc.	3,575	1,600,957
Fresenius SE & Co. KGaA	97,879	2,684,049
HCA Healthcare, Inc.	5,713	1,509,317
Humana, Inc.	2,650	1,329,956
Laboratory Corp. of America Holdings	6,963	1,479,846
McKesson Corp.	6,198	2,422,426
Quest Diagnostics, Inc.	12,157	1,612,626
Security	Shares	Value
Health Care Providers & Services (continued)
Sonic Healthcare, Ltd.	66,505	$ 1,521,048
UnitedHealth Group, Inc.	9,899	4,823,189
		$ 29,030,606
Hotels, Restaurants & Leisure — 0.2%
Booking Holdings, Inc.(1)	645	$ 1,618,157
		$ 1,618,157
Household Durables — 0.2%
Sony Group Corp.	12,400	$ 1,162,876
		$ 1,162,876
Household Products — 1.6%
Clorox Co. (The)	12,240	$ 1,936,123
Colgate-Palmolive Co.	17,988	1,337,948
Kimberly-Clark Corp.	9,787	1,314,198
Procter & Gamble Co. (The)	30,709	4,376,033
Reckitt Benckiser Group PLC	11,786	916,497
WD-40 Co.(2)	7,576	1,436,788
		$ 11,317,587
Industrial Conglomerates — 1.1%
General Electric Co.	16,480	$ 1,673,214
Hitachi, Ltd.	24,900	1,433,057
Honeywell International, Inc.	9,820	1,881,512
Siemens AG	8,201	1,349,581
Smiths Group PLC	73,039	1,461,412
		$ 7,798,776
Industrial REITs — 0.2%
ProLogis, Inc.	10,172	$ 1,266,923
		$ 1,266,923
Insurance — 1.4%
AIA Group, Ltd.	160,800	$ 1,545,802
Allianz SE	4,446	952,105
Muenchener Rueckversicherungs-Gesellschaft AG	9,350	3,344,421
Swiss Life Holding AG	4,842	2,801,436
Tokio Marine Holdings, Inc.	69,000	1,544,690
		$ 10,188,454
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(1)	73,391	$ 9,017,552

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services (continued)
Alphabet, Inc., Class C(1)	60,638	$ 7,480,910
Meta Platforms, Inc., Class A(1)	24,010	6,355,927
		$ 22,854,389
IT Services — 0.7%
Bechtle AG	48,338	$ 1,902,124
Otsuka Corp.	37,300	1,404,839
Shopify, Inc., Class A(1)	26,610	1,522,504
		$ 4,829,467
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	9,822	$ 1,136,111
Bachem Holding AG	13,639	1,436,248
Danaher Corp.	7,443	1,709,062
IQVIA Holdings, Inc.(1)	6,629	1,305,316
Lonza Group AG	2,845	1,784,399
Thermo Fisher Scientific, Inc.	4,656	2,367,390
		$ 9,738,526
Machinery — 1.5%
Caterpillar, Inc.	7,223	$ 1,486,133
Daifuku Co., Ltd.	74,400	1,503,152
Deere & Co.	4,200	1,453,116
Illinois Tool Works, Inc.	6,404	1,400,747
Interroll Holding AG	411	1,337,204
PACCAR, Inc.	30,568	2,102,467
Rational AG	2,704	1,817,320
		$ 11,100,139
Metals & Mining — 0.1%
BHP Group, Ltd.	38,038	$ 1,040,838
		$ 1,040,838
Multi-Utilities — 2.7%
Ameren Corp.	25,528	$ 2,069,555
CenterPoint Energy, Inc.	44,159	1,245,725
CMS Energy Corp.	22,124	1,282,749
Consolidated Edison, Inc.	35,857	3,345,458
Dominion Energy, Inc.	25,846	1,299,537
DTE Energy Co.	18,072	1,944,547
National Grid PLC(2)	141,590	1,950,711
NiSource, Inc.	49,358	1,327,237
Public Service Enterprise Group, Inc.	28,648	1,711,718
Security	Shares	Value
Multi-Utilities (continued)
Sempra Energy	11,203	$ 1,607,967
WEC Energy Group, Inc.	14,797	1,292,518
		$ 19,077,722
Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	9,881	$ 1,488,276
Exxon Mobil Corp.	54,158	5,533,864
Repsol S.A.	96,746	1,311,144
Shell PLC	75,212	2,067,801
TC Energy Corp.	50,870	1,980,089
		$ 12,381,174
Paper and Forest Products — 0.2%
Mondi PLC	76,463	$ 1,185,320
		$ 1,185,320
Personal Care Products — 1.0%
Beiersdorf AG	11,990	$ 1,530,039
Estee Lauder Cos., Inc. (The), Class A	4,484	825,191
Kao Corp.	33,700	1,174,401
L'Oreal S.A.	5,509	2,358,656
Unilever PLC	25,588	1,280,295
		$ 7,168,582
Pharmaceuticals — 6.7%
Astellas Pharma, Inc.	86,300	$ 1,365,451
AstraZeneca PLC	28,780	4,191,822
Bayer AG	28,385	1,584,176
Bristol-Myers Squibb Co.	36,600	2,358,504
Daiichi Sankyo Co., Ltd.	94,400	3,069,810
Eli Lilly & Co.	9,757	4,190,241
GSK PLC	94,086	1,579,159
Johnson & Johnson	35,363	5,483,387
Merck & Co., Inc.	30,386	3,354,918
Merck KGaA	17,441	3,046,280
Novartis AG	41,817	4,008,022
Novo Nordisk A/S, Class B	8,471	1,363,246
Pfizer, Inc.	92,426	3,514,037
Roche Holding AG PC	11,052	3,520,160
Sanofi(2)	17,702	1,806,081
Takeda Pharmaceutical Co., Ltd.	73,500	2,339,215
Zoetis, Inc.	7,062	1,151,177
		$ 47,925,686

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services — 0.2%
Automatic Data Processing, Inc.	8,064	$ 1,685,295
		$ 1,685,295
Real Estate Management & Development — 1.5%
Daiwa House Industry Co., Ltd.	120,500	$ 3,142,522
Hulic Co., Ltd.(2)	181,500	1,512,074
LEG Immobilien SE(1)	49,994	2,603,788
Mitsubishi Estate Co., Ltd.	112,800	1,291,767
Sun Hung Kai Properties, Ltd.	157,500	2,006,646
		$ 10,556,797
Residential REITs — 0.2%
Mid-America Apartment Communities, Inc.	8,371	$ 1,231,039
		$ 1,231,039
Retail REITs — 0.4%
Realty Income Corp.	42,894	$ 2,549,619
		$ 2,549,619
Semiconductors & Semiconductor Equipment — 2.3%
ASML Holding NV	3,858	$ 2,790,593
Broadcom, Inc.	3,449	2,786,654
NVIDIA Corp.	29,236	11,061,148
		$ 16,638,395
Software — 4.3%
Microsoft Corp.	83,410	$ 27,391,010
Nemetschek SE	38,983	3,059,630
		$ 30,450,640
Specialized REITs — 0.6%
American Tower Corp.	5,248	$ 967,941
Crown Castle, Inc.	8,195	927,756
Equinix, Inc.	1,786	1,331,553
VICI Properties, Inc.	41,153	1,272,862
		$ 4,500,112
Specialty Retail — 0.7%
Home Depot, Inc. (The)	5,809	$ 1,646,561
Industria de Diseno Textil S.A.	94,543	3,163,007
		$ 4,809,568
Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	189,362	$ 33,564,415
		$ 33,564,415
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
adidas AG	17,372	$ 2,824,387
		$ 2,824,387
Tobacco — 1.2%
Altria Group, Inc.	23,508	$ 1,044,225
British American Tobacco PLC	72,503	2,295,052
Imperial Brands PLC	71,971	1,517,215
Japan Tobacco, Inc.	87,200	1,901,354
Philip Morris International, Inc.	18,363	1,652,854
		$ 8,410,700
Trading Companies & Distributors — 0.9%
Brenntag SE	36,205	$ 2,847,260
ITOCHU Corp.	47,400	1,600,128
Mitsubishi Corp.	41,800	1,671,164
		$ 6,118,552
Water Utilities — 0.4%
American Water Works Co., Inc.	8,838	$ 1,276,649
Severn Trent PLC	45,906	1,585,901
		$ 2,862,550
Total Common Stocks (identified cost $469,731,766)		$595,642,007

Exchange-Traded Funds — 13.6%
Security	Shares	Value
Equity Funds — 13.6%
iShares MSCI China ETF	1,536,066	$ 66,419,494
iShares MSCI South Korea ETF(2)	220,000	13,811,600
iShares MSCI Taiwan ETF	360,000	16,632,000
Total Exchange-Traded Funds (identified cost $120,989,001)		$ 96,863,094

Short-Term Investments — 3.4%
Affiliated Fund — 2.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(4)	20,437,363	$ 20,437,363
Total Affiliated Fund (identified cost $20,437,363)		$ 20,437,363

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(5)	4,132,189	$ 4,132,189
Total Securities Lending Collateral (identified cost $4,132,189)		$ 4,132,189
Total Short-Term Investments (identified cost $24,569,552)		$ 24,569,552
Total Investments — 100.4% (identified cost $615,290,319)		$717,074,653
Other Assets, Less Liabilities — (0.4)%		$ (2,868,479)
Net Assets — 100.0%		$714,206,174
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2023. The aggregate market value of securities on loan at May 31, 2023 was $9,707,384 and the total market value of the collateral received by the Fund was $10,254,745, comprised of cash of $4,132,189 and U.S. government and/or agencies securities of $6,122,556.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2023, the aggregate value of these securities is $3,163,374 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	52.7%	$376,371,677
Japan	9.4	67,137,631
Germany	5.7	40,730,946
Switzerland	5.2	37,180,930
United Kingdom	3.8	27,177,086
France	2.4	17,262,593
Canada	1.7	12,609,190
Australia	1.2	8,616,045
Netherlands	1.2	8,607,968
Spain	0.9	6,361,940
Ireland	0.6	4,207,161
Italy	0.5	3,710,384
Hong Kong	0.5	3,552,448
Belgium	0.4	2,619,825
Denmark	0.4	2,612,934
Sweden	0.2	1,452,801
Exchange-Traded Funds	13.6	96,863,094
Total Investments	100.4%	$717,074,653
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at May 31, 2023.
Affiliated Investments
At May 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $20,437,363, which represents 2.8% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$18,069,756	$147,157,495	$(144,789,888)	$ —	$ —	$20,437,363	$1,033,138	20,437,363
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Richard Bernstein Equity Strategy Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 24,358,219	$ 2,092,012	$ —	$ 26,450,231
Consumer Discretionary	21,479,163	15,043,850	—	36,523,013
Consumer Staples	48,546,283	62,358,246	—	110,904,529
Energy	9,002,229	4,472,957	—	13,475,186
Financials	15,855,787	19,802,473	—	35,658,260
Health Care	79,614,296	44,961,818	—	124,576,114
Industrials	36,086,276	29,202,776	—	65,289,052
Information Technology	76,325,731	14,325,124	—	90,650,855
Materials	6,378,577	17,356,439	—	23,735,016
Real Estate	9,547,693	10,556,797	—	20,104,490
Utilities	39,140,476	9,134,785	—	48,275,261
Total Common Stocks	$366,334,730	$229,307,277*	$ —	$595,642,007
Exchange-Traded Funds	$ 96,863,094	$ —	$ —	$ 96,863,094
Short-Term Investments:
Affiliated Fund	20,437,363	—	—	20,437,363
Securities Lending Collateral	4,132,189	—	—	4,132,189
Total Investments	$487,767,376	$229,307,277	$ —	$717,074,653
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.